Deferred tax assets and liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 2,659	$ 2,617
Tax loss carryforwards expired	1	19	$ 13
One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	40	33
Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	68	35
Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	92	55
Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	51	78
Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	83	98
More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	2,325	2,318
Capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	1,724	1,963
Capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	3	12
Capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	4	5
Capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	5	5
Capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	25	3
Capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	16	25
Capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	1,671	1,913
Not capitalized [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	935	654
Not capitalized [member] | One year [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	37	21
Not capitalized [member] | Two years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	64	30
Not capitalized [member] | Three years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	87	50
Not capitalized [member] | Four years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	26	75
Not capitalized [member] | Five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	67	73
Not capitalized [member] | More than five years [member]
Statement [line items]
Gross Value of tax loss carryforwards that have or nave not been capitalized as deferred tax assets	$ 654	$ 405